Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	2,298	1,906	1,182
In respect of current year U.S.	(10)	(28)	(6)
In respect of prior years U.K.	3	235	—
In respect of prior years U.S.	—	3	—
Total current tax	2,291	2,116	1,176

Deferred tax:
In respect of current year U.S.	61	—	—
In respect of prior years U.S.	49	—	—
Total deferred tax	110	—	—

Income tax credit	2,401	2,116	1,176

Current income tax receivable:
U.K. tax	4,207	2,141	1,182
U.S. tax	18	54	—
Current income tax receivable	4,225	2,195	1,182

Deferred tax:
U.S. tax	81	—	—

Current income tax payable:
U.S. tax	—	—	6

Schedule of Reconciliation of Accounting Loss per Statement of Operations

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2017	2016	2015
	(in thousands)
	£	£	£
Loss before tax	(25,486)	(8,165)	(6,508)
Tax on loss at standard U.K. tax rate of 19.25% (2016: 20.00%; 2015: 20.25%)	(4,906)	(1,633)	(1,318)
Effects of:
Expenses not deductible	3,899	1,301	888
Deduction for R&D	(3,051)	(2,629)	(1,650)
Losses surrendered for R&D tax credit	3,051	2,629	1,650
Deferred tax - PY adjustment	(49)	24	6
Overseas tax payable	10	—	—
R&D tax credit— U.S.	(61)	—	—
R&D tax credit—current year	(2,298)	(1,906)	(1,182)
R&D tax credit—prior years	(3)	(235)	—
Deferred tax asset not recognized	1,007	333	430
Income tax credit	(2,401)	(2,116)	(1,176)